UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	2/28/2011

FORM N-CSR

Item 1.                        Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
32	Important Tax Information
33	Board Members Information
35	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Research Growth Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Research Growth Fund, Inc., covering the 12-month period from March 1, 2010, through February 28, 2011.

Equities have fared quite well during the reporting period, despite recent market volatility stemming from developments in overseas markets.The U.S. stock market has rallied consistently since the fall, when a new round of monetary stimulus and the extension of the 2001 Job Growth and Reconciliation Act federal tax rates improved market confidence and reduced the fears of a recessionary double-dip. Market sectors that tend to be sensitive to macroeconomic changes performed particularly well, while traditionally defensive industry groups generally lagged market averages. Small- and midcap stocks typically gained more value, on average, than their larger-cap counterparts as investors looked forward to better business conditions for growing companies.

We currently expect the U.S. economy to gain a moderate degree of momentum over the remainder of 2011 as the latest unemployment figures and benign inflationary pressures appear favorable to equities over the near term. However, in the wake of recent gains, we believe that selectivity will become a more important determinant of investment success.We favor companies with higher growth potential, and we also are optimistic about the prospects of high-quality companies with ample cash reserves capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2010, through February 28, 2011, as provided by Elizabeth Slover, Barry Mills and David Sealy, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended February 28, 2011, Dreyfus Research Growth Fund’s Class A shares produced a total return of 30.37%, Class C shares returned 28.92%, Class I shares returned 30.87% and Class Z shares returned 30.85%.1 In comparison, the fund’s benchmark, the Russell 1000 Growth Index (the “Index”), produced a total return of 24.94% during the same period.2

Although stocks encountered heightened volatility in the spring and summer of 2010, a rally in the fall drove the U.S. stock market sharply higher.The fund produced higher returns than its benchmark, as our stock selection strategy produced above-average returns in nine of the benchmark’s 10 economic sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.The analysts, under the direction of the director of the core research team, determine the fund’s allocations among market sectors.The fund’s portfolio is structured so that its sector weightings generally are similar to those of its benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Improved Economic Confidence Fueled a Market Rally

Although much of the world had emerged from recession, a number of new developments shook investors’ confidence in the spring of 2010. Europe was roiled by a sovereign debt crisis, leading to fiscal austerity measures that threatened the region’s sluggish economic rebound. Meanwhile, disappointing housing and employment data in the United States weighed on already mild growth.As a result, U.S. stocks encountered heightened volatility over the first half of the reporting period.

However, it became clearer over the summer that investors’ economic concerns may have been overblown. New stimulative efforts by the Federal Reserve Board helped convince many investors that the U.S. economy was unlikely to slip back into recession, and they began to look forward to better business conditions for U.S. and multinational compa-nies.A more optimistic investment outlook was reinforced by subsequent improvements in employment and consumer spending, as well as better-than-expected corporate earnings across a number of industry groups.

Later in the fall, the end of uncertainty surrounding U.S. midterm elections and the passage of fiscally stimulative tax legislation lent further support to the stock market rally. However, the rally was interrupted in February when a wave of political unrest in the Middle East led to sharply higher crude oil prices.

Security Selections Successful in Most Sectors

Our analyst-driven security selection process proved effective in this market environment. Our stock picks in the information technology sector emphasized companies engaged in the emerging trend of “cloud computing,” in which businesses maintain data and applications over the Internet.Virtualization software developerVMware, data integration specialist Informatica and enterprise software developer Sybase advanced as this trend gathered momentum. Global positioning systems maker Trimble Navigation gained value as it continues to expand in emerging markets. The fund’s timely sale of Hewlett-Packard also strengthened relative performance.

Retailers posted attractive results in the consumer discretionary sector. DVD rental company Netflix experienced better-than-expected subscriber growth stemming from its streaming video services, and

Amazon.com climbed due to robust holiday sales. Among industrial companies, engine manufacturer Cummins, heavy equipment maker Caterpillar and industrial conglomerate Dover saw robust demand from infrastructure construction.

Although disappointments proved to be relatively mild during the reporting period, shortfalls in the financials sector weighed on the fund’s relative performance as Genworth Financial and Prudential Financial struggled with nonperforming loans and troubled housing markets.

Positioned for a More Selective Market Environment

We believe the economic recovery is likely to persist. Corporations have record amounts of cash on their balance sheets, profits in some industries have returned to pre-recession levels, and several domestic political uncertainties were resolved following the midterm elections. Nonetheless, stubbornly high U.S. unemployment and geopolitical turmoil could challenge investor sentiment.

We anticipate that investors will become more selective in such an environment, favoring companies that can grow in a moderate-growth economy and avoiding those with weaker underlying business fundamentals. Consequently, we have increased the fund’s exposure to the consumer discretionary sector, and we have maintained underweighted exposure to the financials sector.

March 15, 2011

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid. It includes the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — The Russell 1000 Growth Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund	5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class Z shares of Dreyfus Research Growth Fund, Inc. on
2/28/01 to a $10,000 investment made in the Russell 1000 Growth Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class Z shares.
Performance for Class A, Class C and Class I shares will vary from the performance of Class Z shares shown above due to differences in charges and expenses.The Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 2/28/11
Inception
	Date	1Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	9/30/08	22.94%	4.52%††	2.73%††
without sales charge	9/30/08	30.37%	5.76%††	3.34%††
Class C shares
with applicable redemption charge †	9/30/08	27.92%	5.24%††	3.08%††
without redemption	9/30/08	28.92%	5.24%††	3.08%††
Class I shares	9/30/08	30.87%	5.85%††	3.38%††
Class Z shares	2/4/72	30.85%	5.95%	3.43%
Russell 1000 Growth Index		24.94%	4.62%	1.80%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class A, C and I shares of the fund reflect the performance of the fund’s Class Z shares for periods prior to 9/30/08 (the inception date for Class A, C and I shares), adjusted to reflect the applicable sales load for each share class.

The Fund	7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Growth Fund, Inc. from September 1, 2010 to February 28, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2011
	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$7.77	$12.84	$5.86	$5.40
Ending value (after expenses)	$1,337.90	$1,332.40	$1,340.20	$1,340.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2011
	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$6.71	$11.08	$5.06	$4.66
Ending value (after expenses)	$1,018.15	$1,013.79	$1,019.79	$1,020.18

† Expenses are equal to the fund’s annualized expense ratio of 1.34% for Class A, 2.22% for Class C, 1.01% for Class I and .93% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2011

Common Stocks—98.1%	Shares	Value ($)
Consumer Discretionary—15.7%
Abercrombie & Fitch, Cl. A	26,820	1,538,663
Amazon.com	14,560[a]	2,523,102
Carnival	40,470	1,726,855
Dick’s Sporting Goods	41,120[a]	1,527,197
DIRECTV, Cl. A	59,330[a]	2,727,400
General Motors	29,170	978,070
Guess?	29,130	1,319,298
Johnson Controls	38,250	1,560,600
Limited Brands	61,660	1,974,353
Lowe’s	67,370	1,763,073
Macy’s	111,260	2,659,114
Netflix	8,890[a,b]	1,837,296
Newell Rubbermaid	131,560	2,544,370
Nordstrom	67,450	3,052,787
Omnicom Group	46,960	2,390,264
Stanley Black & Decker	26,140	1,982,196
Staples	107,690	2,293,797
Walt Disney	65,430	2,861,908
		37,260,343
Consumer Staples—9.3%
Dr. Pepper Snapple Group	40,660	1,466,199
Energizer Holdings	21,130[a]	1,412,118
Kraft Foods, Cl. A	53,640	1,707,898
PepsiCo	63,690	4,039,220
Philip Morris International	83,210	5,223,924
Procter & Gamble	50,560	3,187,808
Walgreen	57,560	2,494,650
Whole Foods Market	44,760	2,621,146
		22,152,963
Energy—12.0%
Cameron International	39,460[a]	2,333,269
Chevron	21,720	2,253,450
Exxon Mobil	140,130	11,985,319
Halliburton	47,550	2,231,997
Newfield Exploration	20,560[a]	1,496,562

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Occidental Petroleum	23,250	2,370,803
Schlumberger	64,300	6,006,906
		28,678,306
Financial—3.1%
Capital One Financial	28,240	1,405,505
Charles Schwab	99,110	1,880,117
Hartford Financial Services Group	78,900	2,335,440
Janus Capital Group	134,010	1,799,754
		7,420,816
Health Care—10.5%
Agilent Technologies	38,150[a]	1,605,352
Alexion Pharmaceuticals	15,690[a]	1,510,633
Allergan	21,210	1,573,146
Allscripts Healthcare Solutions	72,200[a]	1,541,470
Covidien	47,070	2,421,751
Dendreon	35,470[a]	1,191,437
Express Scripts	28,720[a]	1,614,638
Hospira	22,620[a]	1,195,467
Illumina	17,590[a,b]	1,220,746
McKesson	24,760	1,962,973
Pfizer	84,440	1,624,626
Sanofi-Aventis, ADR	35,350	1,222,403
St. Jude Medical	44,660	2,138,321
Vertex Pharmaceuticals	33,390[a]	1,558,311
Warner Chilcott, Cl. A	51,660	1,223,309
Watson Pharmaceuticals	26,450[a]	1,480,936
		25,085,519
Industrial—12.2%
Caterpillar	68,360	7,036,295
Cooper Industries	51,910	3,340,408
Cummins	30,160	3,049,779
Dover	42,340	2,720,345
Eaton	29,450	3,262,471

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
General Electric	180,580	3,777,734
Ingersoll-Rand	89,570	4,057,521
Owens Corning	50,710[a]	1,811,868
		29,056,421
Information Technology—31.1%
Alcatel-Lucent, ADR	245,520[a]	1,203,048
Amphenol, Cl. A	43,940	2,525,671
Apple	33,760[a]	11,924,369
BMC Software	57,580[a]	2,850,210
Corning	112,680	2,598,401
F5 Networks	16,480[a]	1,944,805
Google, Cl. A	13,640[a]	8,366,776
Informatica	34,310[a]	1,612,913
International Business Machines	49,960	8,087,525
Motorola Mobility Holdings	39,970[a]	1,207,094
NetApp	47,860[a]	2,472,448
OmniVision Technologies	61,780[a]	1,891,704
Oracle	213,300	7,017,570
Paychex	84,800	2,851,824
QUALCOMM	140,570	8,375,161
Salesforce.com	14,070[a]	1,861,039
Teradata	59,400[a]	2,840,508
Trimble Navigation	47,810[a]	2,349,862
VMware, Cl. A	23,900[a]	1,999,235
		73,980,163
Materials—4.2%
Air Products & Chemicals	28,520	2,623,840
Crown Holdings	48,830[a]	1,878,978
Freeport-McMoRan Copper & Gold	52,500	2,779,875
Mosaic	32,490	2,789,267
		10,071,960
Total Common Stocks
(cost $177,360,903)		233,706,491

The Fund	11

STATEMENT OF INVESTMENTS (continued)

Other Investment—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,563,000)	1,563,000 [c]	1,563,000

Investment of Cash Collateral
for Securities Loaned—1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,545,122)	4,545,122 [c]	4,545,122

Total Investments (cost $183,469,025)	100.7%	239,814,613
Liabilities, Less Cash and Receivables	(.7%)	(1,671,874)
Net Assets	100.0%	238,142,739

ADR—American Depository Receipts
a Non-income producing security.
b Security, or portion thereof, on loan.At February 28, 2011, the value of the fund’s securities on loan was
$2,752,238 and the value of the collateral held by the fund was $4,545,122.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	31.1	Consumer Staples	9.3
Consumer Discretionary	15.7	Materials	4.2
Industrial	12.2	Financial	3.1
Energy	12.0	Money Market Investments	2.6
Health Care	10.5		100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2011

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,752,238)—Note 1(c):
Unaffiliated issuers			177,360,903	233,706,491
Affiliated issuers			6,108,122	6,108,122
Cash				1,426,110
Receivable for investment securities sold				6,666,084
Receivable for shares of Common Stock subscribed				346,021
Dividends receivable				334,126
Prepaid expenses				17,270
				248,604,224
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				175,809
Payable for investment securities purchased				5,624,303
Liability for securities on loan—Note 1(c)				4,545,122
Payable for shares of Common Stock redeemed				37,886
Accrued expenses				78,365
				10,461,485
Net Assets ($)				238,142,739
Composition of Net Assets ($):
Paid-in capital				196,270,420
Accumulated undistributed investment income—net				907,443
Accumulated net realized gain (loss) on investments				(15,380,712)
Accumulated net unrealized appreciation
(depreciation) on investments				56,345,588
Net Assets ($)				238,142,739

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	33,262,893	513,725	4,856,853	199,509,268
Shares Outstanding	3,429,851	53,833	499,081	20,351,209
Net Asset Value Per Share ($)	9.70	9.54	9.73	9.80

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Year Ended February 28, 2011

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,671,296
Affiliated issuers	8,857
Income from securities lending—Note 1(c)	4,449
Total Income	2,684,602
Expenses:
Management fee—Note 3(a)	1,325,962
Shareholder servicing costs—Note 3(c)	262,944
Professional fees	72,858
Registration fees	58,389
Custodian fees—Note 3(c)	15,758
Directors’ fees and expenses—Note 3(d)	12,278
Prospectus and shareholders’ reports	5,302
Loan commitment fees—Note 2	2,189
Distribution fees—Note 3(b)	627
Miscellaneous	12,702
Total Expenses	1,769,009
Less—reduction in fees due to earnings credits—Note 3(c)	(1,167)
Net Expenses	1,767,842
Investment Income—Net	916,760
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	19,455,262
Net unrealized appreciation (depreciation) on investments	29,068,048
Net Realized and Unrealized Gain (Loss) on Investments	48,523,310
Net Increase in Net Assets Resulting from Operations	49,440,070

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2011	2010
Operations ($):
Investment income—net	916,760	205,497
Net realized gain (loss) on investments	19,455,262	9,491,930
Net unrealized appreciation
(depreciation) on investments	29,068,048	47,736,135
Net Increase (Decrease) in Net Assets
Resulting from Operations	49,440,070	57,433,562
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(755)	(1,056)
Class I Shares	(850)	(52)
Class Z Shares	(209,158)	(694,074)
Total Dividends	(210,763)	(695,182)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	31,709,226	324,788
Class C Shares	471,570	4,214
Class I Shares	4,678,539	—
Class Z Shares	10,324,990	2,268,111
Dividends reinvested:
Class A Shares	717	996
Class I Shares	814	—
Class Z Shares	200,197	666,336
Cost of shares redeemed:
Class A Shares	(367,040)	(23,194)
Class C Shares	—	(27,049)
Class I Shares	(12,667)	—
Class Z Shares	(17,378,325)	(12,659,399)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	29,628,021	(9,445,197)
Total Increase (Decrease) in Net Assets	78,857,328	47,293,183
Net Assets ($):
Beginning of Period	159,285,411	111,992,228
End of Period	238,142,739	159,285,411
Undistributed investment income—net	907,443	201,446

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended February 28,
	2011	2010
Capital Share Transactions:
Class A
Shares sold	3,416,399	50,997
Shares issued for dividends reinvested	101	168
Shares redeemed	(40,489)	(3,344)
Net Increase (Decrease) in Shares Outstanding	3,376,011	47,821
Class C
Shares sold	51,629	720
Shares redeemed	—	(5,600)
Net Increase (Decrease) in Shares Outstanding	51,629	(4,880)
Class I
Shares sold	498,839	—
Shares issued for dividends reinvested	115	—
Shares redeemed	(1,357)	—
Net Increase (Decrease) in Shares Outstanding	497,597	—
Class Z
Shares sold	1,206,630	332,327
Shares issued for dividends reinvested	28,122	112,178
Shares redeemed	(2,062,212)	(1,912,169)
Net Increase (Decrease) in Shares Outstanding	(827,460)	(1,467,664)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Year Ended February 28,
Class A Shares	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	7.45	4.94	6.74
Investment Operations:
Investment income (loss)—net[b]	.02	(.02)	.01
Net realized and unrealized
gain (loss) on investments	2.24	2.57	(1.81)
Total from Investment Operations	2.26	2.55	(1.80)
Distributions:
Dividends from investment income—net	(.01)	(.04)	—
Net asset value, end of period	9.70	7.45	4.94
Total Return (%)[c]	30.37	51.85	(29.83) [d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.36	1.56	1.59[e]
Ratio of net expenses to average net assets	1.36	1.55	1.57[e]
Ratio of net investment income
(loss) to average net assets	.34	(.28)	.27[e]
Portfolio Turnover Rate	101.09	133.67	162.04
Net Assets, end of period ($ x 1,000)	33,263	401	30

a	From September 30, 2008 (commencement of initial offering) to February 28, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

	Year Ended February 28,
Class C Shares	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	7.40	4.92	6.74
Investment Operations:
Investment (loss)—net[b]	(.06)	(.07)	(.01)
Net realized and unrealized
gain (loss) on investments	2.20	2.55	(1.81)
Total from Investment Operations	2.14	2.48	(1.82)
Net asset value, end of period	9.54	7.40	4.92
Total Return (%)[c]	28.92	50.41	(30.11)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.32	2.73	2.24[e]
Ratio of net expenses to average net assets	2.32	2.72	2.22[e]
Ratio of net investment (loss)
to average net assets	(.77)	(1.33)	(.53)[e]
Portfolio Turnover Rate	101.09	133.67	162.04
Net Assets, end of period ($ x 1,000)	514	16	35

a	From September 30, 2008 (commencement of initial offering) to February 28, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

	Year Ended February 28,
Class I Shares	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	7.46	4.94	6.74
Investment Operations:
Investment income (loss)—net[b]	.04	(.02)	.01
Net realized and unrealized
gain (loss) on investments	2.25	2.58	(1.81)
Total from Investment Operations	2.29	2.56	(1.80)
Distributions:
Dividends from investment income—net	(.02)	(.04)	—
Net asset value, end of period	9.73	7.46	4.94
Total Return (%)	30.87	51.90	(29.83)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	1.62	1.35[d]
Ratio of net expenses to average net assets	1.00	1.61	1.33[d]
Ratio of net investment income
(loss) to average net assets	.58	(.29)	.46[d]
Portfolio Turnover Rate	101.09	133.67	162.04
Net Assets, end of period ($ x 1,000)	4,857	11	7

a	From September 30, 2008 (commencement of initial offering) to February 28, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended February 28/29,
Class Z Shares	2011	2010	2009[a]	2008	2007
Per Share Data ($):
Net asset value, beginning of period	7.50	4.94	8.31	8.88	8.90
Investment Operations:
Investment income—net[b]	.04	.01	.03	.05	.02
Net realized and unrealized
gain (loss) on investments	2.27	2.58	(3.24)	.34	.56
Total from Investment Operations	2.31	2.59	(3.21)	.39	.58
Distributions:
Dividends from investment income—net	(.01)	(.03)	(.01)	(.05)	(.02)
Dividends from net realized
gain on investments	—	—	(.15)	(.91)	(.58)
Total Distributions	(.01)	(.03)	(.16)	(.96)	(.60)
Net asset value, end of period	9.80	7.50	4.94	8.31	8.88
Total Return (%)	30.85	52.63	(39.42)	3.49	6.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00	1.19	1.09	.98	1.04
Ratio of net expenses
to average net assets	1.00	1.18	1.09	.98	1.04
Ratio of net investment income
to average net assets	.52	.14	.41	.49	.19
Portfolio Turnover Rate	101.09	133.67	162.04	106.41	101.93
Net Assets, end of period ($ x 1,000)	199,509	158,857	111,920	200,752	210,361

a	The fund changed to a multiple class fund on September 30, 2008. The existing shares were redesignated as
Class Z shares.
b	Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Research Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital.The Dreyfus Corporation (the“Manager” or“Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are sold at net asset value per share. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: funda-

mental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	231,281,040	—	—	231,281,040
Equity Securities—
Foreign†	2,425,451	—	—	2,425,451
Mutual Funds	6,108,122	—	—	6,108,122
† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at February 28, 2011. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement dates and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended February 28, 2011, The Bank of New York Mellon earned $1,907 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended February 28, 2011 were as follows:

Affiliated Investment Company	Value 2/28/2010	($)	Purchases ($)	Sales ($)	Value 2/28/2011	($)	Net Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,180,000		72,171,000	71,788,000	1,563,000.7
Dreyfus
Institutional
Cash
Advantage
Plus Fund	5,217,768		75,329,815	76,002,461	4,545,122		1.9
Total	6,397,768		147,500,815	147,790,461	6,108,122		2.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended February 28, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At February 28, 2011, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $907,443, accumulated capital losses $15,098,841 and unrealized appreciation $56,063,717.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 2011. If not applied, $4,009,069 of the carryover expires in fiscal 2017 and $11,089,772 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended February 28, 2011 and February 28, 2010 were as follows: ordinary income $210,763 and $695,182, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the Class Z shares’ average daily net assets, the Manager will bear such excess expense. During the period ended February 28, 2011, there was no expense reimbursement pursuant to the Agreement.

During the period ended February 28, 2011, the Distributor retained $1,157 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2011, Class C shares were charged $627 pursuant to the Plan.

(c) Under the Shareholder Services Plan (“Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets. Class Z shares pay the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2011, Class A, Class C and Class Z shares were charged $9,909, $209 and $96,682, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2011, the fund was charged $92,862 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 28, 2011, the fund was charged $16,793 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,167.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2011, the fund was charged $15,758 pursuant to the custody agreement.

During the period ended February 28, 2011, the fund was charged $6,208 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $146,262, Rule 12b-1 distribution plan fees $241, shareholder services plan fees $6,787, custodian fees $5,875, chief compliance officer fees $1,433 and transfer agency per account fees $15,211.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2011 amounted to $203,590,092 and $175,179,671, respectively.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (continued)

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended February 28, 2011.

At February 28, 2011, the cost of investments for federal income tax purposes was $183,750,896; accordingly, accumulated net unrealized appreciation on investments was $56,063,717, consisting of $56,830,459 gross unrealized appreciation and $766,742 gross unrealized depreciation.

NOTE 5—Subsequent Event:

On April 7, 2011, the Board of Directors approved the mergers of the fund and Dreyfus Alpha Growth Fund, Dreyfus Research Core Fund and Dreyfus Equity Growth Fund (the “Acquired Funds”). Each merger is subject to the approval of the shareholders of the Acquired Fund at a meeting to be held on August 11, 2011. If approved, each merger is anticipated to occur on or about November 7, 2011, November 9, 2011 and November 14, 2011, respectively. On the date of the merger, which is a tax-free reorganization, the Acquired Funds will exchange all of their assets at net asset value, subject to liabilities, for an equivalent value of shares of the fund. Those shares then will be distributed pro rata to shareholders of the Acquired Funds so that each shareholder receives a number of shares of the fund equal to the aggregate net asset value of the shareholder’s Acquired Funds shares.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Research Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities, of Dreyfus Research Growth Fund, Inc., including the statement of investments, as of February 28, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2011 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Research Growth Fund, Inc. at February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
April 19, 2011

The Fund	31

IMPORTANT TAX INFORMATION (Unaudited)

The fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended February 28, 2011 as qualifying for the corporate dividends received deduction. For the fiscal year ended February 28, 2011, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $210,763 represents the maximum amount that may be considered qualified dividend income. Shareholders received notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 171 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 171 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. She is 38 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Manager since February 1984.

The Fund	35

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 196 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 196 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NATALIA GRIBAS, Anti-Money Laundering Compliance Officer since July 2010.

Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 192 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Distributor since September 2008.

The Fund	37

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $27,935 in 2010 and $30,312 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,276 in 2010 and $6,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2010 and $-0- in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,406 in 2010 and $3,348 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2010 and $-0- in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $38 in 2010 and $57 in 2011. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $-0- in 2010 and $-0- in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $25,872,856 in 2010 and $51,981,800 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.            Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: April 26, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: April 26, 2011

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)